Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Sep. 01, 2016
Registrant Name	Virtus ETF Trust II
Central Index Key	0001648403
Amendment Flag	false
Document Creation Date	Sep. 01, 2016
Document Effective Date	Sep. 01, 2016
Prospectus Date	Sep. 01, 2016
Virtus Enhanced U.S. Equity ETF | Virtus Enhanced U.S. Equity ETF
Risk/Return:
Trading Symbol	VESP